Pension Plan (Amounts Recognized In Accumulated Other Comprehensive Loss) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Net loss	$ 2,387,173	$ 2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$ 2,422,109	$ 2,442,997